Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 6,557		$ 5,529
Allowance for credit losses			(8)
Accounts receivable, net	$ 6,557	$ 200	$ 5,521